Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Thousands, $ in Thousands	Jan. 12, 2024 USD ($) $ / shares shares
Subsequent Events [Line Items]
Aggregate offering price (in Dollars per share) | $ / shares	$ 9,700
Commission percentage	2.50%
Ordinary shares (in Shares) | shares	2,209,465
Aggregate gross proceeds	$ 3,054
Aggregate net proceeds	$ 2,838